Dividends	6 Months Ended
Jun. 30, 2023
Interim Financial Reporting [Abstract]
Dividends

3	Dividends
On 1 August 2023, the Directors approved a second interim dividend for 2023 of $0.10 per ordinary share in respect of the financial year ending 31 December 2023. This distribution amounts to approximately $1.974bn and will be payable on 21 September 2023. No liability is recognised in the financial statements in respect of these dividends.

Dividends paid to shareholders of HSBC Holdings plc
	Half-year to
	30 Jun 2023		30 Jun 2022
	Per share	Total	Per share	Total
	$	$m	$	$m
Dividends paid on ordinary shares
In respect of previous year:
– second interim dividend	0.23	4,590	0.18	3,576
In respect of current year:
– first interim dividend	0.10	2,001	—	—
Total	0.33	6,591	0.18	3,576
Total coupons on capital securities classified as equity		542		626
Dividends to shareholders		7,133		4,202